December 29, 2023

VIA EDGAR CORRESPONDENCE

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RiverPark Funds Trust (the “Trust”)
SEC File Nos. 333-167778 and 811-22431

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of the RiverPark Funds Trust (the “Trust”), the undersigned hereby certifies on behalf of the Trust that (i) the form of prospectus and form of Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act is not different from that contained in Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A constituting the most recent amendment to the Trust’s Registration Statement on Form N-1A relating to RiverPark/Next Century Large Growth Fund; and (ii) the text of Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 19, 2023, with an effective date of December 20, 2023, with regard to RiverPark/Next Century Large Growth Fund.

Questions may be directed to Margaret M. Murphy at (212) 885-5205 or Mr. Thomas R. Westle at (212) 885-5239.

Very truly yours,
/s/ Margaret M. Murphy
Margaret M. Murphy